Related Party Transactions Related Party (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Oct. 12, 2018
Related Party Transaction [Line Items]
Document Period End Date	Sep. 30, 2020
Equity Method Investment, Ownership Percentage				10.90%
Vessels time charter-in	5
Revenue from Related Parties	$ 98,112	$ 162,870
Vessel revenue-related party	98,112	162,870
Voyage expense- related party	1,729	145
General and administrative expenses-related party	6,141	6,608
Gain (Loss) on Investments	(105,858)	70,227
Loss / write-down on assets held for sale-related party	822	$ 404
Due from related parties	13,015		$ 5,954
Due to related parties	483		972
Due from Other Related Parties, Noncurrent	11,790		14,230
Equity Method Investments	$ 23,857		173,298
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	32	37
Revenue from Related Parties	$ 36,045	$ 61,038
Vessel revenue-related party	36,045	$ 61,038
Due from related parties	5,936		5,241
Due from Other Related Parties, Noncurrent	$ 4,484		4,767
Ultramax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	55	62
Revenue from Related Parties	$ 62,067	$ 101,832
Vessel revenue-related party	62,067	101,832
Due from related parties	7,079		677
Due from Other Related Parties, Noncurrent	$ 7,306		9,463
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	4
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expense- related party	$ 598	145
General and administrative expenses-related party	6	29
Loss / write-down on assets held for sale-related party	(419)	(200)
Due to related parties	14		227
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
General and administrative expenses-related party	18	115
Loss / write-down on assets held for sale-related party	(403)	(204)
Due from related parties	0		36
Due to related parties	13		200
Port Agent [Member]
Related Party Transaction [Line Items]
Due to related parties	0		13
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	4,586	5,001
Due to related parties	456		312
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				10.90%
Gain (Loss) on Investments	(105,858)	70,205
Equity Method Investments	23,857		173,298
Bunker Supplier
Related Party Transaction [Line Items]
Voyage expense- related party	1,131	$ 0
Due to related parties	0		0
SCM/SSM Asets Held For Sale Adjustment
Related Party Transaction [Line Items]
Due to related parties	$ 0		$ 220
Minimum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	24
Maximum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	27